Subsequent events (Details) - USD ($) $ in Thousands	Jun. 24, 2026	May 08, 2026	Apr. 27, 2026	Mar. 31, 2026	Dec. 31, 2025	Jul. 01, 2021
Business Combination [Line Items]
Total debt				$ 3,409,248	$ 3,416,688
Subsequent Event | HealthVerity, Inc.
Business Combination [Line Items]
Aggregate purchase price		$ 37,500
Carrying value		$ 0
Bridge Secured Credit Facility | Senior Secured Term Loan | Subsequent Event
Business Combination [Line Items]
Debt instrument, principal amount			$ 500,000
Basis spread on variable rate (in percent)	1.00%
Bridge Secured Credit Facility | Senior Secured Term Loan | Subsequent Event | Minimum
Business Combination [Line Items]
Basis spread on variable rate (in percent)			1.00%
Bridge Secured Credit Facility | Senior Secured Term Loan | Subsequent Event | Maximum
Business Combination [Line Items]
Basis spread on variable rate (in percent)			2.25%
Senior Secured Notes (the "2026 Notes") | Senior Subordinated Notes
Business Combination [Line Items]
Total debt				$ 500,000	$ 500,000
Debt instrument, interest rate (in percent)				2.875%	2.875%	2.875%